INVESTMENT MANAGEMENT

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VOYA INVESTMENT MANAGEMENT

7337 EAST DOUBLETREE RANCH ROAD, SUITE 100 SCOTTSDALE, AZ 85258

July 26, 2024

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE:	Voya Equity Trust (on behalf of Voya Global Income & Growth Fund)
(File No. 333-280487)

Dear Ladies and Gentlemen:

Attached for filing via the EDGAR system is Pre-Effective Amendment No. 1 to the registration statement on Form N-14 (the “Registration Statement”) under the Securities Act of 1933, as amended (the “Securities Act”), for Voya Equity Trust (the “Registrant”). This Registration Statement is being filed in connection with proposed reorganizations pursuant to which Voya Global Income & Growth Fund (the “Acquiring Fund”), a series of the Registrant, will acquire all of the assets and liabilities of each of Voya Global Diversified Payment Fund and Voya Global Perspectives® Fund (the “Disappearing Funds”), each a series of Voya Mutual Funds, in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Disappearing Funds.

In accordance with Rule 461 under the Securities Act, the undersigned, on behalf of the Registrant, respectfully requests acceleration of Pre-Effective Amendment No. 1 to the Registration Statement filed herewith, such that the Registration Statement will become effective on July 26, 2024 or as soon thereafter as practicable.

We are aware of our obligations under the Securities Act, and believe that such acceleration would be consistent with the obligation of the Securities and Exchange Commission to have due regard for the protection of investors and would not be inconsistent with the purposes and policies of the Investment Company Act of 1940, as amended.

No fees are required in connection with this filing. Should you have any questions please feel free to contact the undersigned at (212) 309-6566. Thank you for your prompt attention to this request for acceleration.

Very truly yours,

/s/ Nicholas C.D. Ward Nicholas C.D. Ward

Assistant Vice President and Counsel

Voya Investment Management

Attachment

VOYA INVESTMENT MANAGEMENT

7337 EAST DOUBLETREE RANCH ROAD, SUITE 100 SCOTTSDALE, AZ 85258

July 26, 2024

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Voya Equity Trust (on behalf of Voya Global Income & Growth Fund)
(File No. 333-280487)

Dear Ladies and Gentlemen:

In accordance with Rule 461 under the Securities Act, the undersigned hereby joins the request of Voya Investment Management, on behalf of the Registrant, for acceleration of Pre-Effective Amendment No. 1 to the Registration Statement filed herewith, such that the Registration Statement will become effective on July 26, 2024 or as soon thereafter as practicable.

We are aware of our obligations under the Securities Act, and believe that such acceleration would be consistent with the obligation of the Securities and Exchange Commission to have due regard for the protection of investors and would not be inconsistent with the purposes and policies of the Investment Company Act of 1940, as amended.

Thank you for your prompt attention to this request for acceleration.

Very truly yours,

/s/ Andrew K. Schlueter Andrew K. Schlueter Senior Vice President

Voya Investments Distributor, LLC